Employee Benefit Plan	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Employee Benefit Plan
Employee Benefit Plan

7.             Employee Benefit Plan

The Company has a defined contribution 401(k) saving plan covering all employees satisfying certain eligibility requirements.  The plan permits, but does not require, Company contributions; the Company did not make any contributions for the three months ended March 31, 2015 and 2014.

7.             Employee Benefit Plan

The Company has a  defined contribution 401(k) saving plan covering all employees satisfying certain eligibility requirements.  The plan permits, but does not require, Company contributions; the Company did not make any contributions for the year ended December 31, 2014 and 2013.